Note 28 - Other Commitments and Contingent Liabilities (Detail) - Deutsche Bank AG [Member] - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingent Liabilities [Line Items]
Irrevocable lending commitments	€ 219,767	€ 206,084
Revocable lending commitments	49,932	49,325
Contingent liabilities	73,468	65,131
Total	€ 343,167	€ 320,540